Variable Interest Entities and Securitizations (Consolidated Assets of Consolidated VIEs as well as Total Assets and Maximum Exposure to Loss for Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Billions
	Sep. 30, 2017	Mar. 31, 2017
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	¥ 5,134	¥ 5,246
Significant unconsolidated VIEs- Total assets	4,483	4,448
Significant unconsolidated VIEs- Maximum exposure to loss	705	628
Asset-backed commercial paper/loan programs
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	1,863	2,031
Asset-backed securitizations
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	626	629
Significant unconsolidated VIEs- Total assets	66	108
Significant unconsolidated VIEs- Maximum exposure to loss	11	11
Investments in securitization products
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	374	375
Significant unconsolidated VIEs- Total assets	136	445
Significant unconsolidated VIEs- Maximum exposure to loss	80	154
Investment funds
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	2,249	2,188
Significant unconsolidated VIEs- Total assets	4,281	3,895
Significant unconsolidated VIEs- Maximum exposure to loss	614	463
Trust arrangements and other
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	¥ 22	¥ 23